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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2008 through April 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.









Pioneer Floating
Rate Fund
--------------------------------------------------------------------------------
Semiannual Report | April 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A FLARX
Class C FLCRX
Class Y FLYRX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         13

Schedule of Investments                                                 15

Financial Statements                                                    28

Notes to Financial Statements                                           35

Trustees, Officers and Service Providers                                41


                   Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    1

Letter to Shareowners

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    3

Portfolio Management Discussion | 4/30/09

Bank loans struggled during the final two months of 2008, falling in value amidst a credit crisis which undermined the health of major corporate lenders. Early in 2009, however, bank loans started to recover as investors saw opportunity in the low prices of loans. In the following discussion, Jonathan Sharkey discusses the performance of Pioneer Floating Rate Fund during the six months ended April 30, 2009. Mr. Sharkey, a member of Pioneer's Fixed Income Department, is responsible for the daily management of the Fund.

Q    How did the Fund perform during the six months ended April 30, 2009?

A Pioneer Floating Rate Fund Class A shares generated a total return of 6.20% at net asset value during the six months, while the Barclays Capital (formerly Lehman Brothers) High Yield Performing Loan Index, the Fund's benchmark, returned 8.14%. During the same six-month period, the average return of the 97 funds in Lipper's Loan Participation Funds category was 5.10%. On April 30, 2009, the 30-day SEC yield of the Fund's Class A shares was 4.08%.

Q What were the principal factors affecting the Fund's performance during the six months ended April 30, 2009?

A The final three months of 2008 saw floating-rate bank loans decline in value in the aftermath of the bankruptcy of investment bank Lehman Brothers and the collapse or near-collapse of several other financial institutions, some of which required government bailouts. One of the significant factors leading to the selling pressure in the market occurred as hedge funds unwound their bank loan portfolios at a time when few buyers were interested, especially as the number of defaults increased. During that period, the average price of a bank loan fell to less than 65 cents on the dollar. In early 2009, we began to see a rally in the market, as investors perceived good value and decided to put their cash back to work. Collateralized Loan Obligations (which represent nearly 60% of investors in loans) purchased more BB-rated bank loans on the combination of excess cash on hand from the large paydown of Alltel debt and the structural benefits of adding loans at 80 cents on the dollar. The Pioneer Floating Rate Fund, with an average credit rating of BB in its portfolio, participated in the rally, outperforming its benchmark over the first quarter of 2009 (through March 31). However, with significantly less auctioned portfolios in the first quarter of 2009 came more stability in the market, which then instilled investor confidence to look for more yield by investing in lower-rated (B, CCC) loans. The Fund's bias towards higher-quality loans caused it to underperform for April, and for the six-month period as a whole. We had avoided purchasing loans rated


4    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

     CCC and below because we anticipated rising default rates in the lower-quality part of the market. Just 0.6% of Fund assets were invested in loans rated CCC or lower at the end of the semiannual period on April 30, 2009. The Fund's default rate on the latest twelve month basis was less than 1%, compared to the index at 8.03%.

Q What types of investments most helped and/or hurt the Fund's performance during the six months ended April 30, 2009?

A The Fund's heavy weightings in loans to both telecommunication services and health care companies both helped performance. Most of the Fund's telecommunications services loans did well, including loans supporting the mobile, land-line and satellite industries; while health care loans did well at a time when other industries appeared more vulnerable to the economic cycle. Also helping the Fund's performance were loans to consumer staples companies such as Dean's Foods and Hanes Brands.

     On the negative side, loans to Fontainebleau, a casino and condominium project in Las Vegas, performed poorly as the gambling industry went into a slump and the real estate market in Las Vegas plummeted. Loans to Express Energy, an oil field services corporation, fell in value as drilling operations for oil and natural class declined in the face of lower commodity prices. Also holding back the Fund's results during the six-month period were loans to Land Source, a residential real estate concern that filed for bankruptcy protection because of problems in the California real estate market. In general, loans to commodity based companies, such as steel, aluminum and chemicals, fared poorly.

Q    What is your investment outlook?

A The recent rallies in bank loans may have pushed loan prices ahead of actual company fundamentals, especially in light of the prospect of rising default rates. Bank loans, as an asset class, still face fundamental issues, especially considering our projections that the U.S. economy is likely to contract for the second quarter as well as the first quarter of 2009, before starting to recover in the final two quarters of the year. We also expect that unemployment will remain high. That said, loan prices still remain well below levels we saw in the last recession and remain an attractive investing opportunity, in our opinion.

     The market's advance in early 2009 does offer evidence that many companies now can get financing. The ability of companies to now access financing via the bond market could aide in the recovery value of loans that are distressed or in bankruptcy. The loan market also has shown signs of stabilization as buyers have stepped in to make investments. Additionally, liquidity has improved in the bond market, which has led to refinancing activity in loans. The lack of any forward-looking calendar for loan issuance


                   Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    5
     has created a demand for loan assets, raising the potential for price appreciation by bank loans, given the new issue calendar.

     Loans have continued to sell at very attractive discounts and we believe the bank loan market may continue to perform well. It's hard to handicap if values will snap back to par too quickly, or over a gradual period, but as more liquidity enters the bond and loan markets, that could accelerate the process.

Please refer to the Schedule of Investments on pages 15-27 for a full listing of Fund securities.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund's Senior Floating Rate Loans means that these investments will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving non-publicly available information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so, and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.


6    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                   Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    7

Portfolio Summary | 4/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Senior Floating Rate Loan Interests                                        77.8%
Temporary Cash Investments                                                 16.2%
U.S. Corporate Bonds                                                        5.2%
Collateralized Mortgage Obligation                                          0.6%
U.S. Preferred Stock                                                        0.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

A & Higher                                                                   0.9%
Commercial Paper                                                            11.1%
BBB                                                                          5.0%
BB                                                                          63.8%
B                                                                           18.6%
CCC & Lower                                                                  0.3%
Not Rated                                                                    0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*


 1.  Georgia-Pacific LLC, Additional Term B Loan, 2.724%, 12/20/12            2.64%
 2.  Sally Holdings LLC, Term B Loan, 3.005%, 11/16/13                        2.27
 3.  Hanesbrands, Inc., Term B Loan, 5.803%, 9/5/13                           2.08
 4.  Custom Building Products, Inc., Second Lien Term Loan, 10.75%, 4/20/12   1.82
 5.  Baldor Electric Co., Term Loan, 5.25%, 1/31/14                           1.68
 6.  BE Aerospace, Inc., Tranche B Term Loan, 5.5%, 7/28/14                   1.62
 7.  Psychiatric Solutions, Inc., Term Loan, 2.215%, 7/2/12                   1.47
 8.  IM US Holdings LLC, First Lien Term Loan, 2.781%, 6/26/14                1.47
 9.  Nuance Communications, Inc., Term Loan, 2.43%, 3/31/13                   1.46
10.  Sungard Data Systems, Inc., U.S. Term Loan, 2.67%, 2/28/14               1.42

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Prices and Distributions | 4/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

------------------------------------------------
 Class             4/30/09           10/31/08
------------------------------------------------
   A                $ 5.80             $ 5.64
------------------------------------------------
   C                $ 5.80             $ 5.63
------------------------------------------------
   Y                $ 5.80             $ 5.64
------------------------------------------------

Distributions per Share: 11/1/08-4/30/09
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                Net Investment         Short-Term         Long-Term
 Class              Income           Capital Gains      Capital Gains
----------------------------------------------------------------------
   A              $ 0.1718               $ --              $ --
----------------------------------------------------------------------
   C              $ 0.1475               $ --              $ --
----------------------------------------------------------------------
   Y              $ 0.1719               $ --              $ --
----------------------------------------------------------------------



                   Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    9

Performance Update | 4/30/09                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.

Cumulative Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                      Net Asset   Public Offering
Period                                Value       Price (POP)
------------------------------------------------------------------
Life-of-Class
(2/14/07)                                -5.34%        -7.28%
1 Year                                  -10.15        -14.16
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                         Gross          Net
------------------------------------------------------------------
                                          1.53%         1.10%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                               Barclays Capital
                                  High Yield
           Pioneer Floating       Bank Loan
              Rate Fund        Performing Index

2/07            9,550              10,000
                9,664              10,061
4/08            9,422              10,414
4/09            8,466              10,964

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.

Cumulative Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                           If             If
Period                                     Held           Redeemed
------------------------------------------------------------------
Life-of-Class
(2/14/07)                                   -6.14%         -6.14%
1 Year                                     -10.84         -10.84
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
                                           Gross           Net
------------------------------------------------------------------
                                             2.30%          2.00%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                               Barclays Capital
                                  High Yield
           Pioneer Floating       Bank Loan
              Rate Fund        Performing Index

2/07            10,000             10,000
                10,095             10,061
4/08             9,753             10,414
4/09             8,696             10,964

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    11

Performance Update | 4/30/09                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Bank Loan Performing Index.

Cumulative Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                          If             If
Period                                    Held           Redeemed
------------------------------------------------------------------
Life-of-Class
(2/14/07)                                   -5.31%         -5.31%
1 Year                                     -10.14         -10.14
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                           Gross           Net
------------------------------------------------------------------
                                             1.27%          1.27%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                               Barclays Capital
                                  High Yield
           Pioneer Floating       Bank Loan
              Rate Fund        Performing Index

2/07            10,000             10,000
                10,115             10,061
4/08             9,867             10,414
4/09             8,867             10,964

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Bank Loan Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


12    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from November 1, 2008 through April 30, 2009.


-------------------------------------------------------------------------------
Share Class                             A                C                Y
-------------------------------------------------------------------------------
Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
on 11/1/08
-------------------------------------------------------------------------------
Ending Account Value               $ 1,062.00       $ 1,059.10       $ 1,062.00
on 4/30/09
-------------------------------------------------------------------------------
Expenses Paid During Period*       $     5.62       $    10.21       $     5.57
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2008 through April 30, 2009.

-------------------------------------------------------------------------------
Share Class                            A                C                Y
-------------------------------------------------------------------------------
Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
on 11/1/08
-------------------------------------------------------------------------------
Ending Account Value               $ 1,019.34       $ 1,014.88       $ 1,019.39
on 4/30/09
-------------------------------------------------------------------------------
Expenses Paid During Period*       $     5.51       $     9.99       $     5.46
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Schedule of Investments | 4/30/09 (unaudited)


----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                           COLLATERALIZED MORTGAGE
                                           OBLIGATION -- 0.6%
                                           BANKS -- 0.6%
                                           Thrifts & Mortgage Finance -- 0.6%
 $   250,000                    NR/Ba1     SBA CMBS Trust, 6.709%, 11/15/36              $   222,500
                                                                                         -----------
                                           Total Banks                                   $   222,500
----------------------------------------------------------------------------------------------------
                                           TOTAL COLLATERALIZED MORTGAGE
                                           OBLIGATION
                                           (Cost $225,263)                               $   222,500
----------------------------------------------------------------------------------------------------
                                           CORPORATE BONDS -- 5.5%
                                           ENERGY -- 1.9%
                                           Oil & Gas Equipment & Services -- 0.8%
     500,000         5.53        NR/NR     Sevan Marine ASA, Floating Rate Note,
                                           5/14/13 (144A)                                $   275,000
----------------------------------------------------------------------------------------------------
                                           Oil & Gas Exploration & Production -- 1.1%
     500,000         4.83        B-/B3     Sandridge Energy, Inc., Floating Rate Note,
                                           4/1/14                                        $   390,000
                                                                                         -----------
                                           Total Energy                                  $   665,000
----------------------------------------------------------------------------------------------------
                                           MATERIALS -- 0.6%
                                           Diversified Metals & Mining -- 0.6%
     100,000         5.88      BBB-/Ba2    Freeport-McMoran Copper & Gold, Inc.,
                                           Floating Rate Note, 4/1/15                    $    87,750
     105,000                   BBB/Baa1    Rio Tinto Finance Plc, 8.95%, 5/1/14              108,684
                                                                                         -----------
                                                                                         $   196,434
                                                                                         -----------
                                           Total Materials                               $   196,434
----------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS -- 1.5%
                                           Aerospace & Defense -- 0.3%
     100,000                     B-/B3     Aeroflex, Inc., 11.75%, 2/15/15               $    60,000
      45,000                    BB/Ba3     DigitalGlobeM, Inc., 10.5%, 5/1/14                 45,450
                                                                                         -----------
                                                                                         $   105,450
----------------------------------------------------------------------------------------------------
                                           Construction & Engineering -- 1.2%
     500,000                     B+/B1     Mastec, Inc., 7.625%, 2/1/17                  $   425,000
                                                                                         -----------
                                           Total Capital Goods                           $   530,450
----------------------------------------------------------------------------------------------------
                                           TRANSPORTATION -- 0.0%
                                           Airlines -- 0.0%
      13,583                    B-/Ba3     Continental Airlines, Inc., 7.461%,
                                           4/1/13                                        $    10,006
                                                                                         -----------
                                           Total Transportation                          $    10,006
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    15

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                Value
----------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 0.7%
                                            Consumer Finance -- 0.4%
 $   150,000                     A+/A1      American Honda Finance Corp., 5.125%,
                                            12/15/10                                    $   147,872
----------------------------------------------------------------------------------------------------
                                            Specialized Finance -- 0.3%
     150,000                   BBB+/Baa2    International Lease Finance Corp.,
                                            6.625%, 11/15/13                            $    93,668
                                                                                        -----------
                                            Total Diversified Financials                $   241,540
----------------------------------------------------------------------------------------------------
                                            INSURANCE -- 0.6%
                                            Reinsurance -- 0.6%
     250,000        7.19        BB+/NR      Blue Finance, Ltd., Floating Rate Note,
                                            4/10/12                                     $   205,175
                                                                                        -----------
                                            Total Insurance                             $   205,175
----------------------------------------------------------------------------------------------------
                                            TELECOMMUNICATION SERVICES -- 0.2%
                                            Integrated Telecommunication Services -- 0.2%
      70,000                    BB/Ba2      Frontier Communications Corp., 8.25%,
                                            5/1/14                                      $    69,125
                                                                                        -----------
                                            Total Telecommunication Services            $    69,125
----------------------------------------------------------------------------------------------------
                                            TOTAL CORPORATE BONDS
                                            (Cost $2,450,608)                           $ 1,917,730
----------------------------------------------------------------------------------------------------
                                            SENIOR FLOATING RATE LOAN
                                            INTERESTS -- 82.6%**
                                            ENERGY -- 2.1%
                                            Integrated Oil & Gas -- 0.6%
     238,800        8.000       B+/Ba3      Hudson Products Holdings, Inc., Term
                                            Loan, 8/24/15                               $   205,368
----------------------------------------------------------------------------------------------------
                                            Oil & Gas Equipment & Services -- 0.3%
     212,055        8.467       CCC+/B2     Express Energy Services LLC, Term Loan,
                                            7/11/13                                     $   101,256
----------------------------------------------------------------------------------------------------
                                            Oil & Gas Exploration & Production -- 0.4%
     197,794        5.250       B/Caa1      Venoco, Inc., Second Lien Loan, 9/20/11     $   130,544
----------------------------------------------------------------------------------------------------
                                            Oil & Gas Storage & Transportation -- 0.8%
     300,000        0.000       B+/Ba2      Atlas Pipeline Partners, L.P., Term Loan,
                                            7/27/14                                     $   279,750
                                                                                        -----------
                                            Total Energy                                $   716,918
----------------------------------------------------------------------------------------------------
                                            MATERIALS -- 6.3%
                                            Aluminum -- 0.5%
     169,717        3.220       BB/Ba3      Novelis Corp., U.S. Term Loan, 7/6/14       $   122,112
      77,144        2.430       BB/Ba3      Novelis, Inc., Canadian Term Loan,
                                            7/6/14                                           55,505
                                                                                        -----------
                                                                                        $   177,617
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                            Diversified Chemical -- 0.8%
 $   247,475        2.178       BB-/Ba1     Huntsman Corp., New Term B Loan,
                                            4/21/14                                      $   205,404
      70,611        7.501        B/B2       Ineos U.S. Finance Corp., Term B2 Facility
                                            Loan, 12/16/13                                    37,895
      70,603        8.001        B/B2       Ineos U.S. Finance Corp., Term C2 Facility
                                            Loan, 12/15/14                                    37,891
                                                                                         -----------
                                                                                         $   281,190
----------------------------------------------------------------------------------------------------
                                            Paper Packaging -- 1.3%
     195,029        2.758        B+/B2      Graham Packaging Co., New Term Loan,
                                            10/7/11                                      $   176,610
     295,568        3.787       BB/Ba2      Graphic Packaging International, Inc.,
                                            Incremental Term Loan, 5/16/14                   272,908
                                                                                         -----------
                                                                                         $   449,518
----------------------------------------------------------------------------------------------------
                                            Paper Products -- 2.3%
     874,623        2.724       BB+/Ba2     Georgia-Pacific Corp., Additional Term B
                                            Loan, 12/20/12                               $   818,046
----------------------------------------------------------------------------------------------------
                                            Steel -- 1.4%
     351,621        2.930       BB-/B3      Essar Steel Algoma, Inc., Term Loan,
                                            6/20/13                                      $   203,940
     491,250        5.597        B/B3       Niagara Corp., Term Loan, 6/29/14                276,328
                                                                                         -----------
                                                                                         $   480,268
                                                                                         -----------
                                            Total Materials                              $ 2,206,639
----------------------------------------------------------------------------------------------------
                                            CAPITAL GOODS -- 7.9%
                                            Aerospace & Defense -- 2.8%
     222,410        4.464       B+/Ba3      Aeroflex, Inc., Tranche B-1 Term Loan,
                                            8/15/14                                      $   149,015
     521,063        5.500      BBB-/Ba1     BE Aerospace, Inc., Tranche B Term Loan,
                                            7/28/14                                          502,174
     108,177        4.392       BB-/B1      DAE Aviation Holdings, Inc., Tranche B-1
                                            Term Loan, 7/31/14                                63,824
     197,970        2.890       BB-/Ba3     Spirit Aerosystems, Inc., Term B-1 Loan,
                                            9/30/13                                          182,132
     106,370        4.790       BB-/B1      Standard Aero, Ltd., Tranche B-2 Loan,
                                            7/31/14                                           62,758
                                                                                         -----------
                                                                                         $   959,903
----------------------------------------------------------------------------------------------------
                                            Construction & Engineering -- 2.2%
   1,000,000       10.750       BB-/B1      Custom Building Products, Inc., Second
                                            Lien Term Loan, 4/20/12                      $   563,334
     193,487        2.999       BB+/Ba1     URS Corp., Tranche B Term Loan,
                                            5/15/13                                          184,200
                                                                                         -----------
                                                                                         $   747,534
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    17

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                            Construction, Farm Machinery & Heavy Trucks -- 1.2%
 $   250,000        8.000       BB-/B2      Accuride Corp., Term Advance Loan,
                                            1/31/12                                      $   158,750
     349,125        6.500      BBB-/Ba2     Manitowoc Co., Inc., Term B Loan,
                                            8/25/14                                          268,128
                                                                                         -----------
                                                                                         $   426,878
----------------------------------------------------------------------------------------------------
                                            Industrial Conglomerates -- 0.6%
     248,721        2.781       BB-/Ba2     Kansas City Southern Railway, Term B
                                            Advance Loan, 4/28/13                        $   217,009
----------------------------------------------------------------------------------------------------
                                            Industrial Machinery -- 0.6%
     247,481        2.657       BB+/B1      Mueller Water Products, Inc., Term Loan B,
                                            5/26/14                                      $   209,122
----------------------------------------------------------------------------------------------------
                                            Trading Companies & Distributors -- 0.5%
     143,095        2.120       BB+/Ba2     Interline Brands, Inc., Delayed Draw Loan,
                                            6/23/13                                      $   109,467
     100,000        2.120       BB+/Ba2     Interline Brands, Inc., Initial Term Loan,
                                            6/23/13                                           76,500
                                                                                         -----------
                                                                                         $   185,967
                                                                                         -----------
                                            Total Capital Goods                          $ 2,746,413
----------------------------------------------------------------------------------------------------
                                            COMMERCIAL SERVICES & SUPPLIES -- 3.1%
                                            Commercial Printing -- 1.1%
      13,182        5.727       BB-/Ba3     Cenveo Corp., Delayed Draw Loan,
                                            6/21/13                                      $    11,710
     395,597        5.727       BB-/Ba2     Cenveo Corp., Term C Facility Loan,
                                            6/21/13                                          351,422
                                                                                         -----------
                                                                                         $   363,132
----------------------------------------------------------------------------------------------------
                                            Diversified Commercial Services -- 1.1%
     199,076        6.750       BB-/Ba3     Allied Security Holdings LLC, Term Loan,
                                            2/23/15                                      $   187,131
     241,579        3.567       BB+/B1      Asset Acceptance Capital Corp., Tranche B
                                            Term Loan, 6/12/13                               201,719
                                                                                         -----------
                                                                                         $   388,850
----------------------------------------------------------------------------------------------------
                                            Diversified Support Services -- 0.4%
     224,821        4.506        BB/B2      Rental Service Corp., Initial Term Loan,
                                            11/30/13                                     $   146,134
----------------------------------------------------------------------------------------------------
                                            Environmental & Facilities Services -- 0.5%
     245,625        2.460       CCC+/B2     Synagro Technologies, Inc., Term Loan,
                                            4/2/14                                       $   165,388
                                                                                         -----------
                                            Total Commercial Services & Supplies         $ 1,063,504
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                Value
----------------------------------------------------------------------------------------------------
                                            TRANSPORTATION -- 0.7%
                                            Air Freight & Couriers -- 0.7%
 $   123,148        1.431        B/Ba2      Ceva Group Plc, Additional Pre-Term Loan,
                                            11/4/13                                     $    62,498
     368,901        3.428       NR/Ba2      Ceva Group Plc, U.S. Term Loan, 11/4/13         187,217
                                                                                        -----------
                                                                                        $   249,715
                                                                                        -----------
                                            Total Transportation                        $   249,715
----------------------------------------------------------------------------------------------------
                                            AUTOMOBILES & COMPONENTS -- 1.3%
                                            Auto Parts & Equipment -- 0.9%
     290,794        3.219       BB-/B2      Allison Transmission, Inc., Term Loan,
                                            8/7/14                                      $   209,937
     248,486        3.208      BB-/Caa1     Lear Corp., Term Loan, 4/25/12                  100,451
                                                                                        -----------
                                                                                        $   310,388
----------------------------------------------------------------------------------------------------
                                            Tires & Rubber -- 0.4%
     175,000        2.190       BB/Ba1      Goodyear Tire & Rubber Co., Second Term
                                            Loan, 4/30/14                               $   147,031
                                                                                        -----------
                                            Total Automobiles & Components              $   457,419
----------------------------------------------------------------------------------------------------
                                            CONSUMER DURABLES & APPAREL -- 2.8%
                                            Apparel, Accessories & Luxury Goods -- 1.8%
     656,575        5.803        BB/B1      Hanesbrands, Inc., Term B Loan, 9/5/13      $   643,307
----------------------------------------------------------------------------------------------------
                                            Homebuilding -- 0.3%
     475,150        8.250        B+/B2      LandSource Communities Development
                                            LLC, Facility Loan, 6/1/09                  $    93,842
     250,000        8.750        B+/B2      Landsource Communities Development
                                            LLC, Roll Up Facility Loan, 2/27/14               4,115
                                                                                        -----------
                                                                                        $    97,957
----------------------------------------------------------------------------------------------------
                                            Housewares & Specialties -- 0.7%
     244,441        3.720       BB-/Ba3     Jarden Corp., Term Loan B3, 1/24/12         $   237,312
                                                                                        -----------
                                            Total Consumer Durables & Apparel           $   978,576
----------------------------------------------------------------------------------------------------
                                            CONSUMER SERVICES -- 1.3%
                                            Casinos & Gaming -- 0.9%
     166,667        3.685       CCC/B3      Fontainebleau Las Vegas, Delayed Draw
                                            Loan, 5/17/14                               $    27,500
     333,333        4.527        NR/NR      Fontainebleau Las Vegas, A-3 Delayed
                                            Draw Loan, 6/6/14                                55,000
      83,333        3.708       BB-/Ba3     Gateway Casinos & Entertainment, Inc.,
                                            Delayed Draw Loan, 9/30/14                       41,250
     411,458        3.708       BB-/Ba3     Gateway Casinos & Entertainment, Inc.,
                                            Term Advance Loan, 9/30/14                      203,672
                                                                                        -----------
                                                                                        $   327,422
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    19

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                            Education Services -- 0.4%
 $   158,800        7.500       BB-/Ba3     Bright Horizons Family Solutions, Inc.,
                                            Tranche B Term Loan, 5/28/15                 $   135,509
                                                                                         -----------
                                            Total Consumer Services                      $   462,931
----------------------------------------------------------------------------------------------------
                                            MEDIA -- 9.6%
                                            Broadcasting -- 1.3%
     300,000        2.500       BB-/B1      Insight Media Holdings, Inc., Term B Loan,
                                            4/7/14                                       $   275,625
     325,000        2.678       B-/Baa2     Univision Communications, Inc., Initial
                                            Term Loan, 9/29/14                               199,956
                                                                                         -----------
                                                                                         $   475,581
----------------------------------------------------------------------------------------------------
                                            Cable & Satellite -- 3.9%
     250,000        2.477        B+/B1      Cequel Communications, LLC, Term Loan,
                                            11/1/13                                      $   227,250
     493,750        6.027        B+/B1      Charter Communications, Inc., New Term
                                            Loan, 3/6/14                                     417,836
     484,031        2.751        B/B3       Knology, Inc., Term Loan , 6/30/12               419,292
     297,750        6.500       BB-/Ba3     MCC Iowa LLC, Tranche E Term Loan,
                                            1/4/16                                           291,237
                                                                                         -----------
                                                                                         $ 1,355,615
----------------------------------------------------------------------------------------------------
                                            Movies & Entertainment -- 3.0%
     296,931        1.938       BB-/Ba1     AMC Entertainment, Inc., Term Loan,
                                            1/26/13                                      $   275,849
     134,687        7.250        BB/B1      FoxCo Acquisition Sub, LLC, Term Loan,
                                            7/14/15                                           82,832
     463,940        3.162        B/B3       LodgeNet Entertainment Corp., Closing
                                            Date Loan, 4/4/14                                326,305
     500,000        0.000       CCC/B2      WideOpenWest LLC, Term Loan, 6/30/14             365,000
                                                                                         -----------
                                                                                         $ 1,049,986
----------------------------------------------------------------------------------------------------
                                            Publishing -- 1.4%
     296,250        6.250       BB/Ba2      Getty Images, Inc., Initial Term Loan,
                                            7/12/15                                      $   290,448
     276,477        6.750       BB/Ba2      RH Donnelley, Inc., Tranche D-1 Term
                                            Loan, 6/30/11                                    185,239
                                                                                         -----------
                                                                                         $   475,687
                                                                                         -----------
                                            Total Media                                  $ 3,356,869
----------------------------------------------------------------------------------------------------
                                            RETAILING -- 3.1%
                                            Internet Retail -- 0.4%
     166,000        4.230      BBB-/Ba1     Ticketmaster Corp., Term B Loan, 7/25/14     $   154,380
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                            Specialty Stores -- 2.7%
 $   775,798        3.005       BB-/B2      Sally Holdings LLC, Term B Loan,
                                            11/16/13                                     $   704,037
     300,000        4.697        B/B1       Toys R US, Inc., Tranche B Loan, 7/19/12         236,893
                                                                                         -----------
                                                                                         $   940,930
                                                                                         -----------
                                            Total Retailing                              $ 1,095,310
----------------------------------------------------------------------------------------------------
                                            FOOD & DRUG RETAILING -- 0.2%
                                            Drug Retail -- 0.2%
      99,500        6.000       BB-/Ba3     Rite Aid Corp., Tranche 3 Term Loan,
                                            6/4/14                                       $    81,192
                                                                                         -----------
                                            Total Food & Drug Retailing                  $    81,192
----------------------------------------------------------------------------------------------------
                                            FOOD, BEVERAGE & TOBACCO -- 2.2%
                                            Packaged Foods & Meats -- 2.2%
     296,222        2.137       BB+/B1      Dean Foods Co., Tranche B Term Loan,
                                            4/2/14                                       $   276,762
     228,717        0.000       B+/Ba3      Dole Foods Co., Inc., Tranche C Term Loan,
                                            4/12/13                                          218,860
      66,079        0.000       B+/Ba3      Dole Foods Co., Inc., Tranche B Term
                                            Loan, 4/12/13                                     63,231
      55,203        0.000       B+/Ba3      Dole Foods Co., Inc., Credit-Linked Loan,
                                            4/12/13                                           52,824
     148,125        6.500      BBB/Baa3     WM Wrigley Jr Co., Tranche B Term Loan,
                                            9/30/14                                          148,264
                                                                                         -----------
                                                                                         $   759,941
                                                                                         -----------
                                            Total Food, Beverage & Tobacco               $   759,941
----------------------------------------------------------------------------------------------------
                                            HOUSEHOLD & PERSONAL PRODUCTS -- 3.1%
                                            Household Products -- 2.6%
     229,626        1.940        BB/B1      Central Garden & Pet Co., Tranche B Term
                                            Loan, 9/30/12                                $   181,692
     500,000        0.000       CCC+/B2     Spectrum Brands, Inc., Dollar Term B
                                            Loan, 3/30/13                                    398,650
     400,893        3.209       BB-/Ba3     Yankee Candle Co., Term Loan, 2/6/14             335,998
                                                                                         -----------
                                                                                         $   916,340
----------------------------------------------------------------------------------------------------
                                            Personal Products -- 0.5%
     195,057        2.428      BB-/Baa3     Brickman Group Holdings, Inc., Tranche B
                                            Term Loan, 1/23/14                           $   170,431
                                                                                         -----------
                                            Total Household & Personal Products          $ 1,086,771
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    21

-------------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                    Value
-------------------------------------------------------------------------------------------------------
                                            HEALTH CARE EQUIPMENT & SERVICES -- 10.7%
                                            Health Care Equipment -- 0.8%
 $    35,011        6.750      BBB-/Baa2    Fresenius SE, Tranche B2 Term Loan,
                                            9/10/14                                         $    35,054
     245,603        4.740        B+/B2      Talecris Biotherapeutics, Inc., Term Loan,
                                            12/6/13                                             229,639
                                                                                            -----------
                                                                                            $   264,693
-------------------------------------------------------------------------------------------------------
                                            Health Care Facilities -- 5.7%
     445,526        3.447       BB-/Ba3     CHS/Community Health Systems, Inc.,
                                            Funded Term Loan, 7/25/14                       $   403,252
      22,729        2.678       BB-/Ba3     CHS/Community Health Systems, Inc.,
                                            Delayed Draw Loan, 7/25/14                           20,572
     244,856        2.440       B+/Ba3      Hanger Orthopedic Group, Inc., Tranche B
                                            Term Loan, 5/26/13                                  223,431
     254,882        3.470       BB+/Ba2     HCA, Inc., Tranche B-1 Term Loan,
                                            11/18/13                                            230,668
     490,150        2.215       B+/Ba3      Psychiatric Solutions, Inc., Term Loan,
                                            7/2/12                                              454,001
     385,086        3.236       B+/Ba2      Sun Healthcare Group, Inc., Term Loan,
                                            4/19/14                                             335,345
      80,460        3.220       B+/Ba2      Sun Healthcare Group, Inc., Synthetic LC
                                            Loan, 4/19/14                                        70,067
     240,479        2.759        B/Ba3      United Surgical Partners International, Inc.,
                                            Tranche B Term Loan, 4/21/14                        211,021
      54,932        2.450        B/Ba3      United Surgical Partners International, Inc.,
                                            Delayed Draw Loan, 4/19/14                           48,203
                                                                                            -----------
                                                                                            $ 1,996,560
-------------------------------------------------------------------------------------------------------
                                            Health Care Services -- 1.7%
     296,357        2.678       BB-/Ba3     Catalent Pharma Solutions, Inc., Dollar
                                            Term Loan, 4/10/14                              $   208,635
      64,989        6.750      BBB-/Baa2    Fresenius SE, Tranche B1 Term Loan,
                                            9/10/14                                              65,071
     371,186        2.959       BB-/Ba3     Healthsouth Corp., Term Loan, 3/11/13               336,719
                                                                                            -----------
                                                                                            $   610,425
-------------------------------------------------------------------------------------------------------
                                            Health Care Supplies -- 2.5%
     118,500        4.470       BB-/B1      Bausch & Lomb, Inc., Parent Term Loan,
                                            4/24/15                                         $   103,006
      22,500        3.529       BB-/B1      Bausch & Lomb, Inc., Delayed Draw Loan,
                                            4/24/15                                              19,559
     300,000        4.152       BB/Ba2      Biomet, Inc., Dollar Term Loan, 3/25/15             281,250
     491,250        2.781       BB/Ba3      IM US Holdings LLC, Term Loan, 6/26/14              453,915
                                                                                            -----------
                                                                                            $   857,730
                                                                                            -----------
                                            Total Health Care Equipment & Services          $ 3,729,408
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                 Value
----------------------------------------------------------------------------------------------------
                                            PHARMACEUTICALS & BIOTECHNOLOGY -- 1.1%
                                            Life Sciences Tools & Services -- 0.4%
 $   149,250        5.250      BBB-/Baa3    Life Technologies Corp., Term B Facility
                                            Loan, 6/11/16                                $   149,110
----------------------------------------------------------------------------------------------------
                                            Pharmaceuticals -- 0.7%
     242,500        4.343       BBB-/B1     Mylan Laboratories, Inc., U.S. Tranche B
                                            Loan, 10/1/14                                $   231,116
                                                                                         -----------
                                            Total Pharmaceuticals & Biotechnology        $   380,226
----------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 3.5%
                                            Consumer Finance -- 0.5%
     141,528        3.970       BB-/B2      Dollar Financial Corp., Canadian Loan,
                                            10/30/12                                     $   111,099
     104,064        3.970       BB-/B2      Dollar Financial Corp., Delayed Draw Loan,
                                            10/30/12                                          81,691
                                                                                         -----------
                                                                                         $   192,790
----------------------------------------------------------------------------------------------------
                                            Diversified Financial Services -- 1.2%
     247,500        2.920       BB/Ba2      Metavante Corp., Term Loan, 11/1/14          $   238,219
     199,000        7.314       BB-/Ba3     SRAM Corp., Term Loan, 9/30/14                   173,130
                                                                                         -----------
                                                                                         $   411,349
----------------------------------------------------------------------------------------------------
                                            Investment Banking & Brokerage -- 0.8%
     296,250        3.546      BBB-/Ba2     MSCI, Inc., Term B Loan, 11/20/14            $   276,994
----------------------------------------------------------------------------------------------------
                                            Specialized Finance -- 1.0%
     473,672        7.500       BB-/Ba3     Collect Acquisition Corp., Term B Advance
                                            Loan, 5/15/13                                $   333,938
                                                                                         -----------
                                            Total Diversified Financials                 $ 1,215,071
----------------------------------------------------------------------------------------------------
                                            INSURANCE -- 3.5%
                                            Insurance Brokers -- 2.6%
     246,250        4.232        B-/B3      Alliant Holdings I, Inc., Term Loan,
                                            8/21/14                                      $   193,306
      90,211        3.720        B+/B3      HUB International Holdings, Ltd., Delayed
                                            Draw Loan, 6/13/14                                70,364
     401,348        3.720        B+/B3      HUB International Holdings, Ltd., Initial
                                            Term Loan, 6/13/14                               313,051
     491,250        3.970        B/B2       USI Holdings Corp., Tranche B Term Loan,
                                            5/15/14                                          343,056
                                                                                         -----------
                                                                                         $   919,777
----------------------------------------------------------------------------------------------------
                                            Multi-Line Insurance -- 0.9%
     491,250        3.773        B-/B2      AMWINS Group, Inc., Initial Term Loan,
                                            6/8/13                                       $   295,978
                                                                                         -----------
                                            Total Insurance                              $ 1,215,755
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    23

---------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                Value
---------------------------------------------------------------------------------------------------
                                            SOFTWARE & SERVICES -- 6.2%
                                            Application Software -- 1.3%
 $   498,410        2.430        B/Ba3      Nuance Communications, Inc., Term Loan,
                                            3/31/13                                     $   452,722
---------------------------------------------------------------------------------------------------
                                            Data Processing & Outsourced Services -- 0.9%
     300,000        0.000      BBB/Baa3     Lender Processing Services, Inc., Term
                                            Loan B, 7/1/14                              $   292,140
---------------------------------------------------------------------------------------------------
                                            Internet Software & Services -- 0.7%
     298,500        7.251        B+/B1      Web Service Co., Term Loan, 8/28/14         $   251,486
---------------------------------------------------------------------------------------------------
                                            IT Consulting & Other Services -- 1.3%
     488,750        2.670       BB/Ba3      Sungard Data Systems, Inc., U.S. Term
                                            Loan, 2/28/14                               $   441,165
---------------------------------------------------------------------------------------------------
                                            Systems Software -- 2.0%
     482,341        3.500       BB/Ba3      Vangent, Inc., Term Loan, 2/14/13           $   407,578
     304,744        6.000       B+/Ba2      Macrovision Solutions Corp., Term Loan,
                                            5/2/13                                          300,172
                                                                                        -----------
                                                                                        $   707,750
                                                                                        -----------
                                            Total Software & Services                   $ 2,145,263
---------------------------------------------------------------------------------------------------
                                            TECHNOLOGY HARDWARE & EQUIPMENT -- 4.4%
                                            Communications Equipment -- 0.7%
     247,914        3.573       BB-/Ba3     Commscope, Inc., Term B Loan,
                                            12/26/14                                    $   220,488
---------------------------------------------------------------------------------------------------
                                            Electronic Equipment & Instruments -- 2.2%
     270,000        4.794       BB/Ba2      Huawei-3Com Co., Ltd., Tranche B Term
                                            Loan, 9/28/12                               $   210,600
     272,047        4.020       BB-/Ba3     Itron, Inc., Dollar Term Loan, 4/18/14          261,420
      97,500        6.750       BB+/Ba3     L-1 Identity Solutions, Inc., Term Loan,
                                            8/15/13                                          95,144
     237,269        4.680        B/B3       Scitor Corp., Term Loan, 9/26/14                209,983
                                                                                        -----------
                                                                                        $   777,147
---------------------------------------------------------------------------------------------------
                                            Electronic Manufacturing Services -- 1.5%
     548,755        5.250       BB+/Ba3     Baldor Electric Co., Term Loan, 1/31/14     $   520,403
                                                                                        -----------
                                            Total Technology Hardware & Equipment       $ 1,518,038
---------------------------------------------------------------------------------------------------
                                            SEMICONDUCTORS -- 0.8%
                                            Semiconductor Equipment -- 0.8%
     479,249        2.259        BB/NR      Freescale Semiconductor, Inc., Term Loan,
                                            11/29/13                                    $   282,308
                                                                                        -----------
                                            Total Semiconductors                        $   282,308
---------------------------------------------------------------------------------------------------
                                            TELECOMMUNICATION SERVICES -- 5.4%
                                            Alternative Carriers -- 0.6%
     238,354        2.928       B/Caa1      Paetec Holding Corp., Replacement Loan,
                                            2/28/13                                     $   205,382
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

-----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                  Value
-----------------------------------------------------------------------------------------------------
                                            Integrated Telecommunication Services -- 2.4%
 $    19,534        4.220        B+/B2      Telesat Canada, Inc., U.S. Term II Loan,
                                            10/31/14                                      $    18,073
     227,436        3.554        B+/B2      Telesat Canada, Inc., U.S. Term I Loan,
                                            10/31/14                                          210,426
     400,000        0.000       BB-/B1      West Corp., Term Loan, 10/24/13                   338,600
     299,239        2.499      BBB/Baa3     Windstream Corp., Tranche B-1 Term Loan,
                                            7/17/13                                           280,770
                                                                                          -----------
                                                                                          $   847,869
-----------------------------------------------------------------------------------------------------
                                            Wireless Telecommunication Services -- 2.4%
     150,000        3.223       BB-/Ba2     Centennial Cellular Corp., New Term Loan,
                                            2/9/11                                        $   148,795
     245,581        5.750       B-/Ba2      Cricket Communications, Inc., Term B
                                            Loan, 6/16/13                                     235,174
     245,592        3.168       B+/Ba3      MetroPCS Wireless, Inc., Tranche B Term
                                            Loan, 11/4/13                                     229,991
     234,848        3.720       BB-/Ba2     Stratos Global Corp., Term B Facility Loan,
                                            2/13/12                                           224,280
                                                                                          -----------
                                                                                          $   838,240
                                                                                          -----------
                                            Total Telecommunication Services              $ 1,891,491
-----------------------------------------------------------------------------------------------------
                                            UTILITIES -- 3.3%
                                            Electric Utilities -- 0.5%
     246,250        3.969      BBB-/Ba1     Texas Competitive Electric Holdings Co.,
                                            Initial Tranche B-2 Loan, 10/10/13            $   167,310
-----------------------------------------------------------------------------------------------------
                                            Independent Power Producer & Energy Traders -- 2.1%
     487,584        4.095        B+/B2      Calpine Corp., First Priority Term Loan,
                                            3/31/14                                       $   417,037
      91,980        3.232        B+/B2      Mach Gen, LLC, Synthetic LC Loan,
                                            2/22/13                                            78,030
     154,645        2.720       BB/Ba1      NRG Energy, Inc., Term Loan, 2/1/13               144,320
      82,674        2.720       BB/Ba1      NRG Energy, Inc., Credit-Linked Loan,
                                            2/1/13                                             77,154
                                                                                          -----------
                                                                                          $   716,541
-----------------------------------------------------------------------------------------------------
                                            Multi-Utilities -- 0.7%
     289,500        6.500       BB/Ba2      Goodman Global, Inc., Term Loan,
                                            2/13/14                                       $   255,339
                                                                                          -----------
                                            Total Utilities                               $ 1,139,190
-----------------------------------------------------------------------------------------------------
                                            TOTAL SENIOR FLOATING RATE LOAN
                                            INTERESTS
                                            (Cost $34,955,850)                            $28,778,948
-----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    25

-----------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
              Rate (b)      Ratings
Shares        (unaudited)   (unaudited)                                                  Value
-----------------------------------------------------------------------------------------------------
                                           PREFERRED STOCK -- 0.2%
                                           DIVERSIFIED FINANCIALS -- 0.2%
                                           Diversified Financial Services -- 0.2%
          100                              Bank of America Corp., 7.25%, 12/31/49        $     57,700
                                                                                         ------------
                                           Total Diversified Financials                  $     57,700
-----------------------------------------------------------------------------------------------------
                                           TOTAL PREFERRED STOCK
                                           (Cost $81,468)                                $     57,700
-----------------------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 17.2%
                                           Repurchase Agreements -- 17.2%
 $  3,000,000                              Deutsche Bank, 0.16%, dated 4/30/09,
                                           repurchase price of $3,000,000 plus
                                           accrued interest on 5/1/09 collateralized
                                           by the following:
                                            $921,354 Freddie Mac Giant,
                                             5.0 - 7.0%, 5/1/22 - 2/1/39
                                            $5,385 Federal Home Loan Mortgage
                                             Corp., 5.339%, 9/1/32
                                            $562,064 Federal National Mortgage
                                             Association (ARM), 4.358 - 6.053%,
                                             5/1/36 - 5/1/38
                                            $755,686 Federal National Mortgage
                                             Association, 5.0 - 7.0%,
                                             3/1/34 - 10/1/38
                                            $815,511 Government National
                                             Mortgage Association, 6.0 - 7.0%,
                                             10/15/37 - 11/15/38                         $  3,000,000
    3,000,000                              JPMorgan, 0.18%, dated 4/30/09,
                                           repurchase price of $3,000,000 plus
                                           accrued interest on 5/1/09 collateralized
                                           by $3,051,643 Federal National Mortgage
                                           Association, 4.5 - 6.0%,
                                           4/1/34 - 4/1/39                                  3,000,000
                                                                                         ------------
                                                                                         $  6,000,000
-----------------------------------------------------------------------------------------------------
                                           TOTAL TEMPORARY CASH INVESTMENTS
                                           (Cost $6,000,000)                             $  6,000,000
-----------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 106.1%
                                           (Cost $43,713,189)(a)                         $ 36,976,878
-----------------------------------------------------------------------------------------------------
                                           OTHER ASSETS
                                           AND LIABILITIES -- (6.1)%                     $ (2,141,094)
-----------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                    $ 34,835,784
-----------------------------------------------------------------------------------------------------

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.


The accompanying notes are an integral part of these financial statements.

26    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

       At April 30, 2009, the value of these securities amounted to $275,000 or 0.8% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

NR     Not Rated.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $43,740,589 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $    84,622
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (6,848,333)
                                                                                   -----------
       Net unrealized loss                                                         $(6,763,711)
                                                                                   ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2009 aggregated $4,384,286 and $2,228,691, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

                                                                Investments in
Valuation Inputs                                                Securities
Level 1 -- Quoted Prices                                        $    57,700
Level 2 -- Other Significant Observable Inputs                   36,919,178
Level 3 -- Significant Unobservable Inputs                               --
---------------------------------------------------------------------------
Total                                                           $36,976,878
===========================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    27

Statement of Assets and Liabilities | 4/30/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $43,713,189)     $36,976,878
  Cash                                                          185,228
  Receivables --
   Fund shares sold                                             182,521
   Dividends and interest                                       161,664
   Due from Pioneer Investment Management, Inc.                  15,911
  Other                                                          38,658
------------------------------------------------------------------------
     Total assets                                           $37,560,860
------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                          $ 2,578,981
   Fund shares repurchased                                        4,500
   Dividends                                                     90,001
  Due to affiliates                                               2,462
  Unrealized depreciation on unfunded corporate loans             3,291
  Accrued expenses                                               45,841
------------------------------------------------------------------------
     Total liabilities                                      $ 2,725,076
------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $42,885,087
  Distributions in excess of net investment income              (12,945)
  Accumulated net realized loss on investments               (1,296,756)
  Net unrealized loss on investments                         (6,739,602)
------------------------------------------------------------------------
     Total net assets                                       $34,835,784
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $15,701,294/2,709,455 shares)           $      5.80
  Class C (based on $9,318,587/1,608,039 shares)            $      5.80
  Class Y (based on $9,815,903/1,693,491 shares)            $      5.80
MAXIMUM OFFERING PRICE:
  Class A ($5.80 [divided by] 95.5%)                        $      6.07
========================================================================


The accompanying notes are an integral part of these financial statements.

28    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Statement of Operations (unaudited)

For the Six Months Ended 4/30/09



INVESTMENT INCOME:
  Dividends                                                    $    3,625
  Interest                                                        998,613
--------------------------------------------------------------------------------------------
     Total investment income                                                      $1,002,238
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $   83,481
  Transfer agent fees
   Class A                                                          2,225
   Class C                                                          1,230
   Class Y                                                             98
  Distribution fees
   Class A                                                         12,065
   Class C                                                         42,234
  Administrative reimbursements                                     6,396
  Custodian fees                                                   11,388
  Registration fees                                                24,497
  Professional fees                                                34,189
  Printing expense                                                 15,461
  Fees and expenses of nonaffiliated trustees                       4,120
  Shareholder communications expenses                                 474
  Miscellaneous                                                     2,218
--------------------------------------------------------------------------------------------
     Total expenses                                                               $ 240,076
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                          (49,194)
     Less fees paid indirectly                                                           (7)
--------------------------------------------------------------------------------------------
     Net expenses                                                                 $ 190,875
--------------------------------------------------------------------------------------------
       Net investment income                                                      $ 811,363
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                                $(256,878)
--------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                 $1,199,365
   Unfunded corporate loans                                       100,409         $1,299,774
--------------------------------------------------------------------------------------------
  Net gain on investments                                                         $1,042,896
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                            $1,854,259
============================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    29

Statements of Changes in Net Assets

For the Six Months Ended 4/30/09 and the Year Ended 10/31/08

--------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     4/30/09          Year Ended
                                                                     (unaudited)      10/31/08
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $   811,363       $ 1,807,479
Net realized loss on investments                                        (256,878)         (881,728)
Change in net unrealized gain (loss) on investments                    1,299,774        (7,120,952)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      $ 1,854,259       $(6,195,201)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.43 per share, respectively)                 $  (302,551)      $  (665,476)
   Class C ($0.15 and $0.37 per share, respectively)                    (234,059)         (578,010)
   Class Y ($0.17 and $0.43 per share, respectively)                    (315,826)         (701,747)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $  (852,436)      $(1,945,233)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 9,695,420       $ 5,440,990
Reinvestment of distributions                                            653,429         1,867,710
Cost of shares repurchased                                            (5,175,759)       (2,412,177)
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                         $ 5,173,090       $ 4,896,523
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                             $ 6,174,913       $(3,243,911)
NET ASSETS:
Beginning of period                                                   28,660,871        31,904,782
--------------------------------------------------------------------------------------------------
End of period                                                        $34,835,784       $28,660,871
--------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $   (12,945)      $    28,128
--------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

30    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

                                   '09 Shares      '09 Amount        '08 Shares      '08 Amount
                                  (unaudited)     (unaudited)
Class A
Shares sold                         1,279,609     $7,101,769            194,199     $1,355,168
Reinvestment of distributions          45,689        241,909             93,806        631,994
Less shares repurchased              (235,487)    (1,274,668)          (205,898)    (1,421,412)
-----------------------------------------------------------------------------------------------
   Net increase                     1,089,811     $6,069,010             82,107     $  565,750
===============================================================================================
Class C
Shares sold                           194,520     $1,078,926            158,311     $1,096,540
Reinvestment of distributions          33,830        176,953             80,117        540,519
Less shares repurchased              (225,393)    (1,225,566)          (136,741)      (907,064)
-----------------------------------------------------------------------------------------------
   Net increase                         2,957     $   30,313            101,687     $  729,995
===============================================================================================
Class Y
Shares sold                           279,837     $1,514,725            437,092     $2,989,282
Reinvestment of distributions          44,822        234,567            103,477        695,197
Less shares repurchased              (492,391)    (2,675,525)           (13,249)       (83,701)
-----------------------------------------------------------------------------------------------
   Net increase (decrease)           (167,732)    $ (926,233)           527,320     $3,600,778
===============================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    31

Financial Highlights


---------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended            Year            2/14/07 (a)
                                                             4/30/09          Ended           to
                                                             (unaudited)      10/31/08        10/31/07
---------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period                          $   5.64        $   7.29        $   7.50
---------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                        $   0.16        $   0.40        $   0.32
  Net realized and unrealized gain (loss) on investments           0.17           (1.62)          (0.23)
---------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                    $   0.33        $  (1.22)       $   0.09
 Distributions to shareowners:
  Net investment income                                        $  (0.17)       $  (0.43)       $  (0.30)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   5.80        $   5.64        $   7.29
=========================================================================================================
 Total return*                                                     6.20%         (17.57)%          1.21%(b)
 Ratio of net expenses to average net assets+                      1.10%**         1.10%           1.10%**
 Ratio of net investment income to average net assets+             6.00%**         5.85%           6.31%**
 Portfolio turnover rate                                             17%**           30%             49%(b)
 Net assets, end of period (in thousands)                      $ 15,701        $  9,130        $ 11,216
 Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                     1.62%**         1.40%           1.47%**
  Net investment income                                            5.48%**         5.55%           5.94%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.10%**         1.10%           1.10%**
  Net investment income                                            6.00%**         5.85%           6.31%**
=========================================================================================================

(a) Class A shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

                                                             Six Months
                                                             Ended            Year            2/14/07 (a)
                                                             4/30/09          Ended           to
                                                             (unaudited)      10/31/08        10/31/07
---------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                          $ 5.63          $   7.29        $   7.50
---------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                        $ 0.14          $   0.34        $   0.28
  Net realized and unrealized gain (loss) on investments         0.18             (1.63)          (0.23)
---------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations         $ 0.32          $  (1.29)       $   0.05
 Distributions to shareowners:
  Net investment income                                        $  (0.15)       $  (0.37)       $  (0.26)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $ 5.80          $   5.63        $   7.29
=========================================================================================================
 Total return*                                                     5.91%         (18.46)%          0.70%(b)
 Ratio of net expenses to average net assets+                      2.00%**         2.00%           2.00%**
 Ratio of net investment income to average net assets+             5.24%**         4.96%           5.38%**
 Portfolio turnover rate                                             17%**           30%             49%(b)
 Net assets, end of period (in thousands)                      $  9,319        $  9,040        $ 10,959
 Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                     2.33%**         2.30%           2.32%**
  Net investment income                                            4.91%**         4.66%           5.06%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     2.00%**         2.00%           2.00%**
  Net investment income                                            5.24%**         4.96%           5.38%**
=========================================================================================================

(a) Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    33

-------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended            Year           2/14/07 (a)
                                                             4/30/09          Ended          to
                                                             (unaudited)      10/31/08       10/31/07
-------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                          $   5.64        $   7.29        $   7.50
-------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                        $   0.16        $   0.40        $   0.33
  Net realized and unrealized gain (loss) on investments           0.17           (1.62)          (0.24)
-------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations         $   0.33        $  (1.22)       $   0.09
 Distributions to shareowners:
  Net investment income                                        $  (0.17)       $  (0.43)       $  (0.30)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   5.80        $   5.64        $   7.29
=======================================================================================================
 Total return*                                                     6.20%         (17.53)%          1.24%(b)
 Ratio of net expenses to average net assets+                      1.09%**         1.08%           1.11%**
 Ratio of net investment income to average net assets+             6.17%**         5.82%           6.27%**
 Portfolio turnover rate                                             17%**           30%             49%(b)
 Net assets, end of period (in thousands)                      $  9,816        $ 10,491        $  9,730
 Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                     1.30%**         1.27%           1.32%**
  Net investment income                                            5.96%**         5.63%           6.06%**
 Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.09%**         1.08%           1.11%**
  Net investment income                                            6.17%**         5.82%           6.27%**
=======================================================================================================

(a) Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Notes to Financial Statements | 4/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Fund (the Fund) is a series of Pioneer Series Trust VI, a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on February 14, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    35
developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.


36    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2008 the Fund had a net capital loss carryforward of $1,039,878 of which the following amounts will expire between 2015 and 2016 if not utilized; $132,347 in 2015 and $907,531 in 2016.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                                                        2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary Income                                                  $1,945,233
--------------------------------------------------------------------------------
      Total                                                         $1,945,233
================================================================================

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2008:

--------------------------------------------------------------------------------
                                                                        2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                  $     61,716
   Dividends payable                                                    (6,188)
   Capital loss carryforward                                        (1,039,878)
   Unrealized depreciation                                          (8,066,776)
--------------------------------------------------------------------------------
      Total                                                       $ (9,051,126)
================================================================================

     The difference between book basis and tax basis unrealized depreciation is attributable to the tax treatment of premium, interest on defaulted bonds, and adjustments relating to catastrophe bonds.


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    37

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned $2,416 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (See
     Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets and 0.55% on


38    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09
average daily net assets over $500 million. For the six months ended April 30, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.39% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A shares and through March 1, 2010 for Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $599 in management fees, administrative costs and certain other fees payable to PIM at April 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended April 30, 2009, such out of pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $186
Class C                                                                  248
Class Y                                                                   40
--------------------------------------------------------------------------------
   Total                                                                $474
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,509 in transfer agent fees and shareholder communications expense payable to PIMSS at April 30, 2009.

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    39

0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $354 in distribution fees payable to PFD at April 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2009, CDSCs in the amount of $60 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2009, the Fund's expenses were reduced by $7 under such arrangements.

6. Unfunded Loan Commitments

As of April 30, 2009, the Fund had unfunded loan commitments of approximately $243,300 (excluding unrealized depreciation on those commitments of $3,291 as of April 30, 2009), which could be extended at the option of the borrower pursuant to the following loan agreements:


-------------------------------------------------------------------------------
                                                                Unfunded
Borrower                                                       Commitment
-------------------------------------------------------------------------------
Bausch & Lomb, Inc., Delayed Draw Term Loan                     $  7,500
Flextronics International Ltd., A-1-B Delayed Draw Loan         $  7,175
Flextronics International Ltd., A-3 Delayed Draw Loan           $228,625

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


40    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    41

                            This page for your notes.

42    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

                            This page for your notes.

                  Pioneer Floating Rate Fund | Semiannual Report | 4/30/09    43

                            This page for your notes.

44    Pioneer Floating Rate Fund | Semiannual Report | 4/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year, on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2009

* Print the name and title of each signing officer under his or her signature.